LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Land Use Rights Net
SCHEDULE OF LAND USE RIGHTS NET

Land use rights consisted of the following:

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Land use right	153,204	158,995
Less: accumulated amortization	(27,055)	(24,654)
Land use right, net	126,149	134,341